PGIM Corporate Bond Fund
Schedule of Investments (unaudited) as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 95.9%
Commercial Mortgage-Backed Securities 5.4%
BANK, Series 2019-BN16, Class A3	3.741%	02/15/52	200	$221,706
Benchmark Mortgage Trust, Series 2019-B09, Class A4	3.751	03/15/52	200	221,835
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	250	269,223
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	296	318,997
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050	04/10/49	216	226,286
Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A3	3.269	06/10/50	100	105,116
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP06, Class A4	3.224	07/15/50	100	108,525
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49	200	211,982
Series 2016-C31, Class A4	2.840	11/15/49	300	315,415

Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3	3.317	10/15/50	200	212,513

Total Commercial Mortgage-Backed Securities (cost $2,061,535)				2,211,598
Corporate Bonds 89.3%
Aerospace & Defense 1.5%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	350	350,419
Sr. Unsec’d. Notes	3.200	03/01/29	30	30,876
Sr. Unsec’d. Notes	5.805	05/01/50	80	102,658
Sr. Unsec’d. Notes	5.930	05/01/60	100	130,554
				614,507
Agriculture 1.4%
Altria Group, Inc., Gtd. Notes	3.400	02/04/41	150	137,994
BAT Capital Corp. (United Kingdom),
Gtd. Notes	4.390	08/15/37	50	51,514
Gtd. Notes	4.700	04/02/27	200	225,532

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)

BAT International Finance PLC (United Kingdom), Gtd. Notes	1.668%	03/25/26	150	$149,247
				564,287
Airlines 0.6%
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.500	10/20/25	55	58,980
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	100	116,927
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	40	41,501
Sr. Sec’d. Notes, 144A	4.625	04/15/29	25	25,965
				243,373
Auto Manufacturers 2.9%
Daimler Finance North America LLC (Germany), Sr. Unsec’d. Notes, 144A	1.450	03/02/26	150	150,254
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.979	08/03/22	200	202,846
Sr. Unsec’d. Notes	3.350	11/01/22	265	271,043
General Motors Co.,
Sr. Unsec’d. Notes	5.400	04/01/48	135	162,912
Sr. Unsec’d. Notes	6.125	10/01/25	200	237,336

General Motors Financial Co., Inc., Gtd. Notes	4.000	01/15/25	150	163,416
				1,187,807
Auto Parts & Equipment 0.8%
BorgWarner, Inc., Sr. Unsec’d. Notes, 144A	5.000	10/01/25	200	230,783
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500	04/29/22	100	102,888
				333,671

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks 21.4%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.800%	02/23/28	200	$217,264
Bank of America Corp.,
Sr. Unsec’d. Notes	2.592(ff)	04/29/31	300	302,324
Sr. Unsec’d. Notes	3.311(ff)	04/22/42	140	142,969
Sr. Unsec’d. Notes, MTN	2.676(ff)	06/19/41	250	235,663
Sr. Unsec’d. Notes, MTN	2.831(ff)	10/24/51	40	36,941
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	190	210,647
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	55	61,654
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	240	272,454

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.610(ff)	02/15/23	120	123,731
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31	200	206,959
BPCE SA (France), Sr. Unsec’d. Notes, 144A	2.375	01/14/25	250	259,271
Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	25	25,491
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	55	54,952
Sr. Unsec’d. Notes	4.412(ff)	03/31/31	300	343,458
Sub. Notes	4.300	11/20/26	300	338,483
Sub. Notes	4.600	03/09/26	300	342,865

Credit Agricole SA (France), Sr. Unsec’d. Notes, 144A	1.247(ff)	01/26/27	255	250,387
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27	250	243,804
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	5.000(ff)	01/12/23	200	205,803
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	1.447(ff)	04/01/25	160	160,625
Sr. Unsec’d. Notes	2.222(ff)	09/18/24	150	153,935
Sr. Unsec’d. Notes	3.950	02/27/23	100	105,476
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	290	288,916
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	20	22,101
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	80	90,553
Sub. Notes	5.150	05/22/45	150	192,948

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	1.589(ff)	05/24/27	200	198,541

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.656%(c)	07/30/21(oo)	98	$98,419
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	300	285,393
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	150	151,340
Sr. Unsec’d. Notes	2.525(ff)	11/19/41	110	100,354
Sr. Unsec’d. Notes	3.328(ff)	04/22/52	105	105,185
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	100	111,022
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	95	105,233
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	75	83,466
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	350	403,664
Sub. Notes	2.956(ff)	05/13/31	10	10,292
Morgan Stanley,
Sr. Unsec’d. Notes	3.217(ff)	04/22/42	35	35,487
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	285	328,699
Sr. Unsec’d. Notes, MTN	3.971(ff)	07/22/38	235	266,271
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	400	395,262
Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25	200	208,505

UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	4.125	09/24/25	200	223,330
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	340	350,298
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	410	414,553
				8,764,988
Beverages 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.900	02/01/46	240	286,708
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.550	01/23/49	110	142,188
Constellation Brands, Inc.,
Gtd. Notes	5.250	11/15/48	50	64,345
Sr. Unsec’d. Notes	2.875	05/01/30	80	82,520
				575,761

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Biotechnology 0.1%
Regeneron Pharmaceuticals, Inc., Sr. Unsec’d. Notes	2.800%	09/15/50	55	$47,917
Building Materials 1.4%
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950	07/02/64	54	67,824
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250	12/15/47	50	56,739
Masco Corp.,
Sr. Unsec’d. Notes	2.000	10/01/30	70	67,364
Sr. Unsec’d. Notes	2.000	02/15/31	195	186,706
Sr. Unsec’d. Notes	4.500	05/15/47	35	40,995

Owens Corning, Sr. Unsec’d. Notes	4.300	07/15/47	100	111,844
Vulcan Materials Co., Sr. Unsec’d. Notes	3.500	06/01/30	40	43,513
				574,985
Chemicals 1.9%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.600	11/15/50	130	132,986
Sr. Unsec’d. Notes	5.550	11/30/48	50	66,941
LYB International Finance III LLC,
Gtd. Notes	1.250	10/01/25	75	74,938
Gtd. Notes	3.375	10/01/40	100	100,850
Gtd. Notes	3.625	04/01/51	65	65,124

Mosaic Co. (The), Sr. Unsec’d. Notes	3.250	11/15/22	200	207,880
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	2.950	08/15/29	90	94,845
Yara International ASA (Brazil), Sr. Unsec’d. Notes, 144A	4.750	06/01/28	40	46,167
				789,731
Commercial Services 2.0%
California Institute of Technology, Sr. Unsec’d. Notes	4.700	11/01/2111	50	68,075

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
IHS Markit Ltd., Gtd. Notes, 144A	4.750%	02/15/25	300	$337,180
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	100	114,951
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119	160	165,408
Verisk Analytics, Inc., Sr. Unsec’d. Notes	3.625	05/15/50	125	126,655
				812,269
Computers 1.1%
Fortinet, Inc., Sr. Unsec’d. Notes	2.200	03/15/31	175	170,337
Genpact Luxembourg Sarl, Gtd. Notes	3.375	12/01/24	200	215,007
Leidos, Inc.,
Gtd. Notes, 144A	2.300	02/15/31	35	33,331
Gtd. Notes, 144A	4.375	05/15/30	30	33,510
				452,185
Diversified Financial Services 0.8%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.875	05/01/24	40	44,067
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418	11/15/35	80	92,019
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	1.851	07/16/25	200	201,901
				337,987
Electric 8.4%
Arizona Public Service Co., Sr. Unsec’d. Notes	3.350	05/15/50	75	76,913
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage, Series AD	2.900	07/01/50	25	23,995
Commonwealth Edison Co., First Mortgage	4.700	01/15/44	100	124,670

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Dominion Energy South Carolina, Inc., First Mortgage	4.600%	06/15/43	150	$185,619
DTE Electric Co., General Ref. Mortgage	3.950	06/15/42	75	82,523
Duke Energy Carolinas LLC, First Mortgage	3.450	04/15/51	90	94,358
Entergy Corp., Sr. Unsec’d. Notes	2.950	09/01/26	100	107,177
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	3.250	06/01/25	80	86,023
Interstate Power & Light Co., Sr. Unsec’d. Notes	2.300	06/01/30	150	149,491
Liberty Utilities Finance GP1 (Canada), Gtd. Notes, 144A	2.050	09/15/30	230	218,327
MidAmerican Energy Co., First Mortgage	3.950	08/01/47	20	22,882
Mississippi Power Co., Sr. Unsec’d. Notes, Series 12-A	4.250	03/15/42	140	160,421
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.250	06/01/30	22	21,779
NRG Energy, Inc., Sr. Sec’d. Notes, 144A	2.000	12/02/25	35	35,158
Pacific Gas & Electric Co., First Mortgage	1.750	06/16/22	300	300,243
PPL Capital Funding, Inc., Gtd. Notes	4.700	06/01/43	100	119,807
PPL Electric Utilities Corp., First Mortgage	4.750	07/15/43	100	123,798
Progress Energy, Inc., Sr. Unsec’d. Notes	7.000	10/30/31	190	258,295
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	3.650	09/01/42	75	82,440
Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	1.600	08/15/30	53	49,328
Puget Energy, Inc., Sr. Sec’d. Notes	3.650	05/15/25	400	431,173
RGS AEGCO Funding Corp., Sec’d. Notes, Series F	9.820	12/07/22	22	22,276
Rochester Gas & Electric Corp., First Mortgage, 144A	3.100	06/01/27	135	146,267

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
San Diego Gas & Electric Co., First Mortgage	4.300%	04/01/42	75	$80,197
Southern California Edison Co., First Ref. Mortgage	5.500	03/15/40	200	251,291
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A	3.550	07/15/24	150	155,639
Sr. Sec’d. Notes, 144A	3.700	01/30/27	45	46,486
				3,456,576
Engineering & Construction 0.5%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	5.500	07/31/47	200	203,901
Foods 1.0%
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	42	44,293
Gtd. Notes	5.000	07/15/35	50	58,305

Kroger Co. (The), Sr. Unsec’d. Notes	5.150	08/01/43	60	75,773
Mars, Inc.,
Gtd. Notes, 144A	3.600	04/01/34	25	27,853
Sr. Unsec’d. Notes, 144A	1.625	07/16/32	80	74,746

Tyson Foods, Inc., Sr. Unsec’d. Notes	5.100	09/28/48	100	128,205
				409,175
Healthcare-Services 2.0%
AHS Hospital Corp., Sr. Unsec’d. Notes, Series 2021	2.780	07/01/51	30	28,357
Anthem, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	100	119,612
HCA, Inc.,
Sr. Sec’d. Notes	5.000	03/15/24	100	111,428
Sr. Sec’d. Notes	5.250	06/15/49	100	123,150
Sr. Sec’d. Notes	5.500	06/15/47	25	31,347

Mayo Clinic, Unsec’d. Notes	3.774	11/15/43	85	95,630

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

OhioHealth Corp., Unsec’d. Notes, Series 2020	3.042%	11/15/50	35	$35,093
Texas Health Resources, Sec’d. Notes	4.330	11/15/55	130	161,303
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.900	05/15/50	130	124,587
				830,507
Housewares 0.3%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000	12/01/24	100	106,738
Insurance 2.0%
American International Group, Inc., Sr. Unsec’d. Notes	4.375	01/15/55	150	170,965
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46	100	125,072
CNA Financial Corp., Sr. Unsec’d. Notes	3.450	08/15/27	100	109,696
Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500	10/15/50	110	110,628
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.569	02/01/29	250	290,072
				806,433
Iron/Steel 0.1%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	2.800	12/15/24	20	21,224
Sr. Unsec’d. Notes	3.250	01/15/31	25	26,589
				47,813
Lodging 0.3%
Marriott International, Inc., Sr. Unsec’d. Notes, Series EE	5.750	05/01/25	100	115,166

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.500%	06/01/41	15	$14,409
Sr. Sec’d. Notes	3.700	04/01/51	170	160,490
Sr. Sec’d. Notes	6.384	10/23/35	180	234,485

Comcast Corp., Gtd. Notes	4.150	10/15/28	15	17,254
Cox Communications, Inc., Gtd. Notes, 144A	2.950	10/01/50	135	122,921
Discovery Communications LLC,
Gtd. Notes	3.950	06/15/25	28	30,660
Gtd. Notes	4.650	05/15/50	75	83,167
Gtd. Notes, 144A	4.000	09/15/55	118	115,586

ViacomCBS, Inc., Sr. Unsec’d. Notes	5.250	04/01/44	150	179,605
				958,577
Mining 1.9%
Barrick North America Finance LLC (Canada), Gtd. Notes	7.500	09/15/38	75	108,482
Kinross Gold Corp. (Canada), Gtd. Notes	5.950	03/15/24	300	336,432
Newmont Corp., Gtd. Notes	2.800	10/01/29	200	207,017
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	5.400	02/01/43	100	117,266
				769,197
Miscellaneous Manufacturing 0.8%
Hillenbrand, Inc., Gtd. Notes	5.000	09/15/26	100	110,733
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	65	75,446
Textron, Inc.,
Sr. Unsec’d. Notes	2.450	03/15/31	75	74,019
Sr. Unsec’d. Notes	4.000	03/15/26	45	49,494
				309,692

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Office/Business Equipment 0.0%
Xerox Corp., Sr. Unsec’d. Notes	4.375%	03/15/23	20	$20,924
Oil & Gas 4.1%
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250	03/15/38	100	130,861
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.250	04/15/27	200	219,655
Sr. Unsec’d. Notes	5.250	06/15/37	125	138,979
Sr. Unsec’d. Notes	5.400	06/15/47	15	17,109
ConocoPhillips,
Gtd. Notes, 144A	2.400	02/15/31	60	59,500
Gtd. Notes, 144A	4.875	10/01/47	50	62,419

Devon Energy Corp., Sr. Unsec’d. Notes	5.000	06/15/45	55	61,522
Diamondback Energy, Inc.,
Gtd. Notes	2.875	12/01/24	150	158,956
Gtd. Notes	3.125	03/24/31	60	60,575

Energen Corp., Sr. Unsec’d. Notes	4.625	09/01/21	170	170,471
Equinor ASA (Norway), Gtd. Notes	2.375	05/22/30	80	80,955
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.950	04/15/22	90	91,975
Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.800	04/01/28	90	98,540
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.600	01/03/31	65	70,222
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.950	01/28/31	100	96,462
Gtd. Notes	6.350	02/12/48	60	51,175
Gtd. Notes, MTN	6.750	09/21/47	80	70,624

Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.750	03/04/51	50	50,013
				1,690,013
Packaging & Containers 0.9%
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A	0.950	02/15/24	90	89,892

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Berry Global, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	1.570%	01/15/26	130	$129,145

Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	1.512	04/15/26	75	74,803
Sonoco Products Co., Sr. Unsec’d. Notes	3.125	05/01/30	70	73,420
				367,260
Pharmaceuticals 4.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	95	106,205
Sr. Unsec’d. Notes	4.250	11/21/49	150	170,419
Sr. Unsec’d. Notes	4.400	11/06/42	130	150,533
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	2.350	11/13/40	40	37,019
Sr. Unsec’d. Notes	4.625	05/15/44	200	247,778
Cigna Corp.,
Gtd. Notes	4.900	12/15/48	150	185,359
Sr. Unsec’d. Notes	2.375	03/15/31	25	24,684
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	200	188,285
Sr. Unsec’d. Notes	1.875	02/28/31	75	71,073
Sr. Unsec’d. Notes	2.700	08/21/40	55	50,762
Sr. Unsec’d. Notes	4.780	03/25/38	100	119,571
Sr. Unsec’d. Notes	5.125	07/20/45	100	124,543

McKesson Corp., Sr. Unsec’d. Notes	4.750	05/30/29	120	141,431
Mylan, Inc., Gtd. Notes	5.200	04/15/48	40	46,494
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	2.200	07/21/21	26	25,945
Utah Acquisition Sub, Inc., Gtd. Notes	3.950	06/15/26	140	154,718
Viatris, Inc.,
Gtd. Notes, 144A	3.850	06/22/40	25	25,491
Gtd. Notes, 144A	4.000	06/22/50	35	34,833
				1,905,143

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 7.4%
Boardwalk Pipelines LP, Gtd. Notes	3.400%	02/15/31	100	$103,641
Colonial Enterprises, Inc., Gtd. Notes, 144A	3.250	05/15/30	90	96,459
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750	09/30/21	250	251,273
Energy Transfer LP,
Sr. Unsec’d. Notes	5.000	05/15/50	45	47,501
Sr. Unsec’d. Notes	5.400	10/01/47	150	162,883
Sr. Unsec’d. Notes	6.250	04/15/49	15	17,943
Sr. Unsec’d. Notes, Series 20Y	5.800	06/15/38	15	17,321
Enterprise Products Operating LLC,
Gtd. Notes	4.800	02/01/49	70	81,520
Gtd. Notes	4.850	03/15/44	100	116,673

Kinder Morgan, Inc., Gtd. Notes	3.600	02/15/51	50	47,831
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	3.250	06/01/30	60	63,667
Sr. Unsec’d. Notes	4.200	10/03/47	80	83,682
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	3.625	04/01/22	90	91,276
Gtd. Notes, 144A	3.900	04/01/24	75	78,059
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	95	93,769
Sr. Unsec’d. Notes	3.500	12/01/22	35	36,469
Sr. Unsec’d. Notes	4.000	03/15/28	45	49,767
Sr. Unsec’d. Notes	4.500	07/15/23	110	118,048
Sr. Unsec’d. Notes	5.200	12/01/47	75	87,108

Northern Natural Gas Co., Sr. Unsec’d. Notes, 144A	3.400	10/16/51	25	24,799
ONEOK, Inc.,
Gtd. Notes	2.200	09/15/25	150	154,090
Gtd. Notes	3.100	03/15/30	45	45,691
Gtd. Notes	4.350	03/15/29	2	2,206
Gtd. Notes	4.500	03/15/50	30	31,248
Gtd. Notes	4.950	07/13/47	150	164,901

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.650	06/01/22	300	306,698
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	3.950	05/15/50	80	84,103

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.000%	07/01/22	300	$306,979
Sr. Unsec’d. Notes	6.500	02/01/50	10	11,308
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.300	03/04/24	200	218,106
Sr. Unsec’d. Notes	5.100	09/15/45	30	34,810
				3,029,829
Real Estate 0.5%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	4.125	02/01/29	200	224,695
Real Estate Investment Trusts (REITs) 4.3%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24	75	80,991
Sr. Unsec’d. Notes	4.050	07/01/30	15	16,479
Sr. Unsec’d. Notes	4.125	06/15/26	200	223,392

Duke Realty LP, Sr. Unsec’d. Notes	1.750	02/01/31	100	94,335
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24	100	105,911
Gtd. Notes	4.000	01/15/31	170	179,440
Gtd. Notes	5.375	11/01/23	60	65,876

Realty Income Corp., Sr. Unsec’d. Notes	1.800	03/15/33	55	51,178
SITE Centers Corp., Sr. Unsec’d. Notes	3.625	02/01/25	306	321,375
Ventas Realty LP, Gtd. Notes	3.500	02/01/25	295	319,926
Welltower, Inc.,
Sr. Unsec’d. Notes	2.750	01/15/31	50	50,805
Sr. Unsec’d. Notes	2.800	06/01/31	185	187,737

WP Carey, Inc., Sr. Unsec’d. Notes	2.250	04/01/33	65	61,313
				1,758,758

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail 3.0%
Alimentation Couche-Tard, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.800%	01/25/50	100	$103,527
AutoNation, Inc., Sr. Unsec’d. Notes	4.750	06/01/30	165	192,561
AutoZone, Inc., Sr. Unsec’d. Notes	1.650	01/15/31	220	204,266
Best Buy Co., Inc., Sr. Unsec’d. Notes	1.950	10/01/30	200	190,673
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.000	05/15/25	100	110,637
O’Reilly Automotive, Inc., Sr. Unsec’d. Notes	1.750	03/15/31	150	140,549
Tractor Supply Co., Sr. Unsec’d. Notes	1.750	11/01/30	160	149,505
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	4.100	04/15/50	150	158,646
				1,250,364
Semiconductors 2.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875	01/15/27	40	43,825
Broadcom, Inc.,
Gtd. Notes	3.150	11/15/25	47	50,362
Gtd. Notes, 144A	2.450	02/15/31	135	129,002
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	303	307,187

Microchip Technology, Inc., Sr. Sec’d. Notes, 144A	0.972	02/15/24	240	239,837
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands), Gtd. Notes, 144A	3.150	05/01/27	75	80,352
				850,565
Shipbuilding 0.3%
Huntington Ingalls Industries, Inc., Gtd. Notes	3.483	12/01/27	100	108,906
Software 0.9%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.100	03/01/41	35	34,723

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)
Microsoft Corp., Sr. Unsec’d. Notes	3.041%	03/17/62	116	$116,434
Oracle Corp.,
Sr. Unsec’d. Notes	3.600	04/01/50	60	59,137
Sr. Unsec’d. Notes	3.900	05/15/35	45	48,871

Roper Technologies, Inc., Sr. Unsec’d. Notes	1.400	09/15/27	95	92,832
				351,997
Telecommunications 3.1%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.100	02/01/43	60	55,682
Sr. Unsec’d. Notes	3.500	06/01/41	270	266,528
Sr. Unsec’d. Notes, 144A	3.550	09/15/55	139	128,090
Sr. Unsec’d. Notes, 144A	3.650	09/15/59	22	20,316

NTT Finance Corp. (Japan), Gtd. Notes, 144A	1.162	04/03/26	205	203,444
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A	3.000	02/15/41	90	84,359
Sr. Sec’d. Notes, 144A	3.300	02/15/51	95	88,714
Sr. Sec’d. Notes, 144A	4.500	04/15/50	15	16,920
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.650	11/20/40	175	162,412
Sr. Unsec’d. Notes	3.550	03/22/51	55	55,987
Sr. Unsec’d. Notes	5.012	04/15/49	19	24,033
Sr. Unsec’d. Notes, 144A	2.987	10/30/56	197	176,571
				1,283,056
Transportation 0.3%
FedEx Corp., Gtd. Notes	4.500	02/01/65	100	110,142
Trucking & Leasing 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	1.200	11/15/25	80	79,161
Sr. Unsec’d. Notes, 144A	1.700	06/15/26	90	90,504
				169,665

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Water 0.5%
American Water Capital Corp., Sr. Unsec’d. Notes	3.750%	09/01/47	200	$218,744

Total Corporate Bonds (cost $35,357,229)				36,653,304
Municipal Bonds 0.6%
Illinois 0.5%
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	170	193,064
Texas 0.1%
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	50	53,705

Total Municipal Bonds (cost $230,136)				246,769
Sovereign Bond 0.6%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes (cost $250,000)	2.659	05/24/31	250	240,466

Total Long-Term Investments (cost $37,898,900)				39,352,137

	Shares
Short-Term Investment 3.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,530,957)(wa)	1,530,957	1,530,957

TOTAL INVESTMENTS 99.6% (cost $39,429,857)		40,883,094
Other assets in excess of liabilities(z) 0.4%		153,918

Net Assets 100.0%		$41,037,012

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
GMTN—Global Medium Term Note
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MTN—Medium Term Note
REITs—Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at April 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
13	2 Year U.S. Treasury Notes	Jun. 2021	$2,869,852	$(1,517)
3	20 Year U.S. Treasury Bonds	Jun. 2021	471,750	(981)
2	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	371,813	(2,404)
				(4,902)
Short Positions:
16	5 Year U.S. Treasury Notes	Jun. 2021	1,983,000	(3,777)
11	10 Year U.S. Treasury Notes	Jun. 2021	1,452,344	19,890
3	10 Year U.S. Ultra Treasury Notes	Jun. 2021	436,641	11,363
				27,476
				$22,574
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).